Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Cash Flows from Operating Activities:
Net Cash provided by/(used in) Operating Activities	$ (1,206)	$ 1,938
Cash Flows from Investing Activities:
Advances for vessels under construction		(48,753)
Vessel acquisitions (Note 1 and 4)	(43,755)
Investments in unconsolidated joint ventures (Note 13)	(11,200)
(Increase in restricted cash	(895)	(2,490)
Sale of other fixed assets, net		29
Net Cash used in Investing Activities	(55,850)	(51,214)
Cash Flows from Financing Activities:
Proceeds from debt (Note 7)	23,350	45,385
Amount drawn	34,200
Proceeds from related party debt (Note 7)	2,958	3,200
Principal payments of debt (Note 7)	(4,560)	(1,500)
Prepayment of related party debt (Note 7)	(4,085)
Proceeds from issuance of Series C convertible preferred stock (Note 9)	7,500
Proceeds from warrant exercises (Note 9)	513	140
Equity offerings costs	(409)
Payment of financing costs	(949)	(63)
Net Cash provided by Financing Activities	58,518	47,162
Net (decrease)/increase in cash and cash equivalents	1,462	(2,114)
Cash and cash equivalents at beginning of year	127	2,668
Cash and cash equivalents at end of the period	1,589	554
SUPPLEMENTAL CASH FLOW INFORMATION
Capital expenditures included in Accounts payable/Accrued liabilities	367	787
Interest paid net of capitalized interest	2,303	286
Finance fees included in Accounts payable/Accrued liabilities	3	78
Offering expenses included in liabilities	719	515
Shares issued as consideration for the assumption of liabilities		3,796
Equity Offering of Common Stock to Settle Notes [Member]
SUPPLEMENTAL CASH FLOW INFORMATION
Shares issued as consideration for the assumption of liabilities	29,306
Stock Issued in Exchange for Converting Debt, Interest & Finance Fees [Member]
SUPPLEMENTAL CASH FLOW INFORMATION
Shares issued as consideration for the assumption of liabilities	$ 4,238